Stock-Based Compensation Plans (Schedule Of Valuation Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation Plans [Abstract]
Stock price on date of issuance	$ 63.36	$ 65.17	$ 52.76
Grant date fair value per share	$ 15.98	$ 19.08	$ 15.21
Number of options granted	442,350	513,100	515,100
Expected term (years)	4 years 10 months 24 days	4 years 10 months 24 days	5 years 1 month 6 days
Risk free rate of return	0.89%	2.35%	2.43%
Volatility	30.80%	32.80%	33.50%
Dividend yield	1.00%	1.00%	1.50%
Forfeiture rate			1.60%